Fair Value Measurements (Details) - EBP 078 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 2,121,268,007	$ 1,645,001,587
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,121,268,007	1,645,001,587
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	34,502,735	817,401,369
Registered investment companies | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	34,502,735	817,401,369
Registered investment companies | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Registered investment companies | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,934,597,398	827,600,218
Common/Collective Trusts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,934,597,398	827,600,218
Common/Collective Trusts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common/Collective Trusts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	$ 0
AMETEK Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	152,167,874
AMETEK Stock Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	152,167,874
AMETEK Stock Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0
AMETEK Stock Fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0